Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Jul. 03, 2016	Jun. 28, 2015	Jun. 29, 2014
CASH FLOWS FROM OPERATING ACTIVITIES
Net income	$ 14,122	$ 24,551	$ 19,140
Adjustments to reconcile net income to net cash provided by operating activities:
Equity loss (earnings) of joint ventures	2,235	788	(957)
Depreciation and amortization	10,121	8,815	8,267
Foreign currency transaction (gain) loss	(2,559)	(3,075)	36
Unrealized loss on peso forward contracts	889
(Gain) loss on disposition of property, plant and equipment	(17)	154	170
Deferred income taxes	3,027	(3,330)	1,447
Stock based compensation expense	1,625	1,323	1,128
Change in operating assets and liabilities:
Receivables	(5,129)	9,155	(21,291)
Inventories	(3,897)	(4,284)	(6,190)
Other assets	(9,481)	(1,482)	(6,535)
Accounts payable and accrued liabilities	(3,003)	(1,463)	16,188
Other, net	285	307	116
Net cash provided by operating activities	8,218	31,459	11,519
CASH FLOWS FROM INVESTING ACTIVITIES
Investment in joint ventures	(1,720)	(4,384)
Loan to Joint Venture	(225)	(315)	(285)
Repayments from loan to Joint Venture	100
Additions to property, plant and equipment	(23,496)	(26,097)	(12,812)
Proceeds received on sale of property, plant and equipment	76	1	71
Net cash used in investing activities	(25,265)	(30,795)	(13,026)
CASH FLOWS FROM FINANCING ACTIVITIES
Borrowings under credit facility	26,500	9,000	1,250
Repayments under credit facility	(16,500)	(1,500)	(1,000)
Exercise of stock options and employee stock purchases	473	553	2,742
Excess tax benefits from stock-based compensation	170	367	495
Dividends paid to non-controlling interests of subsidiaries	(1,568)	(882)	(984)
Dividends paid	(1,865)	(1,711)	(1,542)
Net cash provided by financing activities	7,210	5,827	961
FOREIGN CURRENCY IMPACT ON CASH	(381)	(552)	(5)
NET (DECREASE) INCREASE IN CASH AND CASH EQUIVALENTS	(10,218)	5,939	(551)
CASH AND CASH EQUIVALENTS
Beginning of year	25,695	19,756	20,307
End of year	15,477	25,695	19,756
Cash Paid During the Period For:
Income taxes	4,699	14,754	5,441
Interest	157	47	$ 42
Non-Cash Investing Activities:
Change in capital expenditures in accounts payable	2,625	136
Guarantee of joint venture revolving credit facility	$ 505	995
Guarantee of joint venture contract		$ 250